Shareholder Report, Average Annual Return (Details) 207744_Franklin U.S. Low Volatility High Dividend Index ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin U.S. Low Volatility High Dividend Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin U.S. Low Volatility High Dividend Index ETF (NAV)
Average Annual Return, Percent	7.42%	7.69%	8.24%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.72%
Franklin Low Volatility High Dividend Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Low Volatility High Dividend Index-NR
Average Annual Return, Percent	7.69%	7.96%	8.50%